Organization and Principal Activities (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalent	$ 164,390		¥ 457,340	¥ 244,809	¥ 1,144,451
Accounts receivable, net	258,683		1,547,631		1,800,896
Inventories, net	128,820		650,348		896,818
Advances to suppliers	30,850		166,076		214,771
Amounts due from related parties	2,776		32,270		19,323
Prepayments and other current assets	55,691		286,149		387,713
Investment in an equity investee without readily determinable fair value			9,021		0
Property and equipment, net	59,704		402,740		415,648
Intangible assets	21,696		132,393		151,041
Other non-current assets	5,956		30,021		41,461
Total assets	1,019,363		4,015,824		7,096,600
Accounts payable	125,987		886,340		877,093
Income tax payables	11,774		62,764		81,966
Accrued expenses and other current liabilities	83,473		322,668		581,122
Total liabilities	645,930		1,820,808		4,496,829
Net revenues	1,045,447	¥ 7,278,192	5,393,037	4,148,808
Operating expenses	990,339	6,894,539	5,037,264	3,892,476
Net income	40,491	281,891	269,771	209,130
Net cash provided by (used in) operating activities	43,294	301,396	(98,502)	(169,074)
Net cash provided by (used in) investing activities	$ (162,810)	(1,133,451)	37,564	(639,163)
VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalent			4,102		4,218
Accounts receivable, net			319,946		266,717
Inventories, net			30		144
Advances to suppliers			693		933
Amounts due from related parties			12,144		45
Prepayments and other current assets			11,417		224
Investment in an equity investee without readily determinable fair value			5,464
Property and equipment, net			4,352		3,716
Intangible assets			63		53
Other non-current assets			52
Total assets			358,263		276,050
Accounts payable			4,891		5,048
Income tax payables			675		11,554
Accrued expenses and other current liabilities			6,884		14,520
Total liabilities			12,450		¥ 31,122
Net revenues		626,912	490,796	253,551
Operating expenses		544,727	391,595	182,715
Net income		65,279	90,753	71,102
Net cash provided by (used in) operating activities		356	(5)	959
Net cash provided by (used in) investing activities		¥ (240)	¥ 553	¥ 859